Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.20 per share, reserved for issuance pursuant to the Enerpac Tool Group Inducement Award Plan
Amount Registered | shares	621,622
Proposed Maximum Offering Price per Unit	34.97
Maximum Aggregate Offering Price	$ 21,738,121.34
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,891.22
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's Class A common stock, $0.20 par value per share (the "Class A Common Stock"), which become issuable under the Enerpac Tool Group Inducement Award Plan ("Inducement Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Class A Common Stock, as applicable.

The Amount Registered includes shares of Class A Common Stock that may again become available for delivery with respect to awards under the Inducement Plan pursuant to the share counting, share recycling and other terms and conditions of the Inducement Plan.

The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Unit of $34.97 per share represents the average of the high and low sales prices of the Registrant’s Class A Common Stock on the New York Stock Exchange on October 22, 2026, which date is within five business days prior to the filing of this Registration Statement.